Amounts Receivable - Summary of Amounts Receivable (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Nontrade Receivables, Current [Abstract]
GST/HST recoverable	$ 82,097	$ 85,879
Other refundable tax credits	146,775	104,733
Total	$ 228,872	$ 190,612